Prepayment, Deposits and Other Receivables - Schedule of Prepayment, Deposits and Other Receivables (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 HKD ($)
Schedule of Prepayment, Deposits and Other Receivables [Abstract]
Prepayment	$ 1,591,185	$ 204,436	$ 874,014
Deposits	77,600	9,970	77,600
Other receivables	20,508	2,635	17,088
Total prepayment, deposits and other receivables	$ 1,689,293	$ 217,041	$ 968,702